CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 9,581	$ 25,643
Restricted cash	546	543
Short-term bank deposits	85,526	47,142
Investment in Evogene	997	1,054
Other accounts receivable and prepaid expenses	1,474	716
Total current assets	98,124	75,098
NON-CURRENT ASSETS:
Long-term bank deposits		35,026
Long-term prepaid expenses	99	108
Severance pay fund	2,171	2,024
Property and equipment, net	2,863	2,730
Total non-current assets	5,133	39,888
Total assets	103,257	114,986
CURRENT LIABILITIES:
Trade payables	1,209	1,493
Deferred revenue	1,053	1,789
Research and development funding arrangement	210	421
Other accounts payable and accrued expenses	2,781	2,886
Total current liabilities	5,253	6,589
NON-CURRENT LIABILITIES:
Accrued severance pay	2,590	2,281
Total non-current liabilities	$ 2,590	$ 2,281
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2015 and December 31, 2014; 50,460,402 and 50,254,492 shares issued and outstanding at June 30, 2015and December 31, 2014, respectively	$ 138	$ 137
Additional paid-in capital	326,304	324,053
Accumulated other comprehensive income	1,219	1,222
Accumulated deficit	(232,247)	(219,296)
Total shareholders' equity	95,414	106,116
Total liabilities and shareholders' equity	$ 103,257	$ 114,986